Acquisition of affiliated entities - Assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Consideration transferred
Total consideration transferred	¥ 56,866
Jinhua Hailiang Foreign Language School and Feicheng Education Investment [Member]
Consideration transferred
Cash consideration paid to Hailiang Investment	56,866
Total consideration transferred	56,866
Hailiang Investment [Member]
Consideration transferred
Total consideration transferred	¥ 56,866
Hailiang Investment [Member] | Jinhua Hailiang Foreign Language School and Feicheng Education Investment [Member]
Identifiable assets acquired and liabilities assumed as of the date of acquisition
Property and equipment, net		¥ 31,312
Contract costs		395
Prepayments to third party suppliers		67
Non-current assets		31,774
Other receivables due from related parties		15
Other current assets		705
Term deposits held at a related party finance entity		5,000
Cash and cash equivalents		13,425
Current assets		19,145
Total assets		50,919
Trade and other payables due to third parties		7,222
Other payables due to related parties		20,715
Contract liabilities		21,104
Current liabilities		49,041
Net assets acquired		¥ 1,878